Exhibit 99.1

Name of	Check if Registered	Name of Originator	Total Assets in ABS			Assets that Were			Assets that Were			Assets Pending Repurchase or			Demand			Demand			Demand
Issuing Entity			by Originator			Subject of Demand			Repurchased or Replaced			Replacement (within cure period)			in Dispute			Withdrawn			Rejected
Asset Class: RMBS
			#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of
					Principal			Principal			Principal			Principal			Principal			Principal			Principal
					Balance			Balance			Balance			Balance			Balance			Balance			Balance
2016-6		HUD	1,481	301,542,495.74	100.00%	-	-	0.00%	-	-	0.00%	5	1,132,656.73	0.38%	-	-	0.00%	-	-	0.00%	-	-	0.00%
2016-12*		BofA	1,393	245,422,991.75	100.00%	-	-	0.00%	-	-	0.00%	1	23,691.36	0.01%	-	-	0.00%	-	-	0.00%	-	-	0.00%
2017-1		BANA	1,425	220,530,700.50	100.00%	-	-	0.00%	1	114,782.79	0.05%	3	417,228.87	0.19%	-	-	0.00%	-	-	0.00%	-	-	0.00%
2017-4**		Citi	916	59,745,962.43	100.00%	1	29,767.15	0.05%	-	-	0.00%	-	-	0.00%	-	-	0.00%	-	-	0.00%	1	29,767.15	0.05%
2018-1		Citi	1,033	57,422,018.56	100.00%	-	-	0.00%	-	-	0.00%	1	59,770.62	0.10%	-	-	0.00%	-	-	0.00%	-	-	0.00%
2018-2		Credit Suisse	460	66,084,550.33	100.00%	-	-	0.00%	-	-	0.00%	1	163,624.41	0.25%	-	-	0.00%	-	-	0.00%	-	-	0.00%
2018-5***		Capital One	973	231,397,346.31	100.00%	8	5,262,224.09	2.27%	1	4,915,139.02	2.12%	-	-	0.00%	-	-	0.00%	-	-	0.00%	-	-	0.00%
Total			7,681	1,182,146,065.62	100.00%	9	5,291,991.24	0.45%	2	5,029,921.81	0.43%	11	1,796,971.99	0.15%	0	0.00	0.00%	-	-	0.00%	1	29,767.15	0.00%

*Pending since Q2 2017
**Repurchase requested and rejected in Q1 2019, after the end of the reporting period.
***Three loan repurchases were requested in Q1 2019 after the end of the reporting period. One loan repurchase was completed in Q1 2019, after the end of the reporting period.